Share-Based Compensation (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 10, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Number of ordinary shares reserved for issuance			124,720,000
Number of stock option granted		33,600,000
Exercise price of options granted		$ 0.01
Fair value of stock option grants			$ 141,651
Stock-based compensation			$ 35,413	$ 25,614
2018 Incentive Plan [Member]
Exercise price of options granted	$ 0.01
Requisite service period	4 years
Percentage of vested option shares	25.00%
2018 Incentive Plan [Member] | Directors, Officers Employees [Member]
Number of stock option granted	5,000,000
2018 Incentive Plan [Member] | Third Party [Member]
Number of stock option granted	28,600,000